Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The notional amounts and fair values of derivative instruments in the Condensed Consolidated Statements of Financial Position were as follows:

	Notional amounts(1)		Other assets		Accrued liabilities
	June 30 2024	December 31 2023	June 30 2024	December 31 2023	June 30 2024	December 31 2023
Derivatives designated as hedging instruments:
Foreign exchange contracts	$4,524	$4,120	$48	$85	($89)	($63)
Commodity contracts	449	514	74	83	(5)	(8)
Derivatives not receiving hedge accounting treatment:
Foreign exchange contracts	253	254	3	1	(20)	(32)
Commodity contracts	63	115				(2)

Total derivatives	$5,289	$5,003	$125	$169	($114)	($105)
Netting arrangements			(47)	(47)	47	47

Net recorded balance			$78	$122	($67)	($58)

(1)	Notional amounts represent the gross contract/notional amount of the derivatives outstanding.

The notional amounts and fair values of derivative instruments in the Consolidated Statements of Financial Position as of December 31 were as follows:

	Notional amounts(1)		Other assets		Accrued liabilities
	2023	2022	2023	2022	2023	2022
Derivatives designated as hedging instruments:
Foreign exchange contracts	$4,120	$2,815	$85	$23	($63)	($122)
Commodity contracts	514	602	83	115	(8)	(9)
Derivatives not receiving hedge accounting treatment:
Foreign exchange contracts	254	462	1	5	(32)	(42)
Commodity contracts	115	412		2	(2)	(1)

Total derivatives	$5,003	$4,291	169	145	(105)	(174)
Netting arrangements			(47)	(33)	47	33

Net recorded balance			$122	$112	($58)	($141)

(1)	Notional amounts represent the gross contract/notional amount of the derivatives outstanding.

Schedule of Derivative Instruments, Gains/(Losses) in Statement of Financial Performance
(Losses)/gains associated with our hedging transactions and forward points recognized in Other comprehensive (loss)/income are presented in the following table:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Recognized in Other comprehensive (loss)/income, net of taxes:
Foreign exchange contracts	($75)	$11	($18)	$1
Commodity contracts	(1)	(36)	7	(44)

Gains/(losses) associated with our hedging transactions and forward points recognized in Other comprehensive income are presented in the following table:

Years ended December 31,	2023	2022	2021
Recognized in Other comprehensive income, net of taxes:
Foreign exchange contracts	$61	($118)	($47)
Commodity contracts	(20)	78	102

Reclassification Out of Accumulated Other Comprehensive Income
(Losses)/gains associated with our hedging transactions and forward points reclassified from AOCI to earnings are presented in the following table:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Foreign exchange contracts
Costs and expenses	($12)	(6)	($5)	($4)
General and administrative expense	(13)	(23)	(9)	(12)

Commodity contracts
Costs and expenses	(12)	27	(12)	$10
General and administrative expense	3	5	$1	3

Gains/(losses) associated with our hedging transactions and forward points reclassified from AOCI to earnings are presented in the following table:

Years ended December 31,	2023	2022	2021
Foreign exchange contracts
Revenues		$1
Costs and expenses	($15)	7	$13
General and administrative	(17)	(12)	8

Commodity contracts
Costs and expenses	$31	$31	($18)
General and administrative expense	7	10	5